Annual Fund Operating Expenses - Allspring Alternative Risk Premia Fund - R6 and Institutional Class - Alternative Risk Premia Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.31%)
Net Expenses (as a percentage of Assets)	0.64%	[1]
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.31%)
Net Expenses (as a percentage of Assets)	0.74%	[1]

[1]
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.62% for Class R6 and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.